Pemberwick Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 71.2%	Par	Value
COMMUNICATIONS - 0.4%
Comcast Corp.
3.38%, 08/15/2025	$100,000	$97,681
3.95%, 10/15/2025	125,000	123,351
TWDC Enterprises 18 Corp. 3.15%, 09/17/2025	300,000	292,046
Walt Disney Co.
3.70%, 10/15/2025	250,000	245,599
1.75%, 01/13/2026	300,000	283,986
TOTAL COMMUNICATIONS		1,042,663

CONSUMER, CYCLICAL - 1.1%
American Honda Finance Corp. 3.55%, 01/12/2024	500,000	499,737
PACCAR Financial Corp. 2.15%, 08/15/2024	300,000	294,132
Target Corp.
3.50%, 07/01/2024	250,000	247,897
2.25%, 04/15/2025	250,000	242,611
Toyota Motor Credit Corp.
0.45%, 01/11/2024	400,000	399,545
2.90%, 04/17/2024	250,000	248,181
3.65%, 08/18/2025	300,000	295,152
0.80%, 10/16/2025	300,000	280,506
TOTAL CONSUMER, CYCLICAL		2,507,761

CONSUMER, NON-CYCLICAL - 1.6%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	300,000	280,073
3.20%, 06/15/2026	300,000	291,168
Brown-Forman Corp. 3.50%, 04/15/2025	300,000	294,459
Gilead Sciences, Inc. 3.50%, 02/01/2025	300,000	295,314
Novartis Capital Corp. 3.40%, 05/06/2024	50,000	49,682
PepsiCo, Inc.
3.60%, 03/01/2024	100,000	99,700
2.75%, 04/30/2025	300,000	292,447
Philip Morris International, Inc. 1.50%, 05/01/2025	300,000	286,861
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	300,000	290,563
UnitedHealth Group, Inc.
3.50%, 02/15/2024	400,000	398,995
5.15%, 10/15/2025	300,000	303,432
3.70%, 12/15/2025	400,000	393,818
3.10%, 03/15/2026	350,000	339,941
TOTAL CONSUMER, NON-CYCLICAL		3,616,453

ENERGY - 0.6%
BP Capital Markets America, Inc.
3.80%, 09/21/2025	250,000	246,614
3.12%, 05/04/2026	300,000	290,329
Caterpillar, Inc. 3.40%, 05/15/2024	60,000	59,568
Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	300,000	296,428
Exxon Mobil Corp. 2.99%, 03/19/2025	300,000	293,946
Phillips 66 3.85%, 04/09/2025	300,000	295,416
TOTAL ENERGY		1,482,301

FINANCIAL - 63.1%
Aflac, Inc. 1.13%, 03/15/2026	300,000	277,088
American Express Co. 6.11% (SOFR + 0.72%), 05/03/2024 (b)	3,285,000	3,287,037
Ameriprise Financial, Inc. 3.00%, 04/02/2025	300,000	292,819
AvalonBay Communities, Inc.
3.50%, 11/15/2024	300,000	295,630
3.50%, 11/15/2025	300,000	290,572
Banco Santander SA 6.55% (SOFR + 1.24%), 05/24/2024 (b)	5,000,000	5,016,116
Bank of America Corp.
5.79% (SOFR + 0.41%), 06/14/2024 (b)	3,000,000	2,995,974
6.06% (SOFR + 0.66%), 02/04/2025 (b)	2,789,000	2,787,125
6.04% (SOFR + 0.69%), 04/22/2025 (b)	645,000	645,016
6.15% (SOFR + 1.10%), 04/25/2025 (b)	2,623,000	2,627,139
6.73% (SOFR + 1.33%), 04/02/2026 (b)	2,900,000	2,906,790
Bank of Montreal
6.10% (SOFR + 0.71%), 03/08/2024 (b)	3,273,000	3,275,002
6.10% (SOFR + 0.71%), 12/12/2024 (b)	4,000,000	4,007,360
5.86% (SOFR + 0.47%), 01/10/2025 (b)	1,971,000	1,964,920
Bank of New York Mellon Corp.
5.65% (SOFR + 0.26%), 04/26/2024 (b)	3,651,000	3,649,919
5.59% (SOFR + 0.20%), 10/25/2024 (b)	3,735,000	3,728,724
5.97% (SOFR + 0.62%), 04/25/2025 (b)	3,452,000	3,453,064
Bank of Nova Scotia
6.35% (SOFR + 0.96%), 03/11/2024 (b)	1,000,000	1,000,840
5.84% (SOFR + 0.45%), 04/15/2024 (b)	5,920,000	5,920,835
5.81% (SOFR + 0.46%), 01/10/2025 (b)	1,850,000	1,845,481
Berkshire Hathaway, Inc. 3.13%, 03/15/2026	300,000	291,902
Canadian Imperial Bank of Commerce
5.81% (SOFR + 0.42%), 10/18/2024 (b)	5,000,000	4,995,909
5.39% (SOFR + 0.94%), 04/07/2025 (b)	2,889,000	2,898,347
Chevron Corp. 1.55%, 05/11/2025	300,000	287,911
Citigroup, Inc.
6.71% (SOFR + 1.37%), 05/24/2025 (b)	2,220,000	2,225,872
6.08% (SOFR + 0.69%), 01/25/2026 (b)	2,585,000	2,570,371
6.93% (SOFR + 1.53%), 03/17/2026 (b)	9,300,000	9,365,983
ERP Operating LP 3.38%, 06/01/2025	300,000	293,805
Federal Realty OP LP 3.95%, 01/15/2024	217,000	216,776
Goldman Sachs Group, Inc.
6.78% (SOFR + 1.39%), 03/15/2024 (b)	1,518,000	1,520,489
5.88% (SOFR + 0.49%), 10/21/2024 (b)	6,050,000	6,041,826
6.05% (SOFR + 0.70%), 01/24/2025 (b)	1,864,000	1,863,303
6.18% (SOFR + 0.79%), 12/09/2026 (b)	2,000,000	1,981,127
HSBC Holdings PLC 6.74% (SOFR + 1.43%), 03/10/2026 (b)	4,000,000	4,014,144
Loews Corp. 3.75%, 04/01/2026	400,000	389,738
Marsh & McLennan Cos., Inc.
3.50%, 03/10/2025	300,000	294,854
3.75%, 03/14/2026	300,000	294,624
MetLife, Inc.
3.00%, 03/01/2025	100,000	97,897
3.60%, 11/13/2025	125,000	122,814
Mid-America Apartments LP
3.75%, 06/15/2024	300,000	297,086
4.00%, 11/15/2025	300,000	294,871
Mitsubishi UFJ Financial Group, Inc.
6.96% (SOFR + 1.65%), 07/18/2025 (b)	2,740,000	2,751,136
6.70% (SOFR + 1.39%), 09/12/2025 (b)	820,000	822,667
Mizuho Financial Group, Inc. 6.27% (SOFR + 0.96%), 05/22/2026 (b)	4,500,000	4,498,660
Morgan Stanley
6.03% (SOFR + 0.63%), 01/24/2025 (b)	6,250,000	6,241,724
6.56% (SOFR + 1.17%), 04/17/2025 (b)	2,000,000	2,002,512
6.35% (SOFR + 0.95%), 02/18/2026 (b)	1,100,000	1,100,549
Principal Financial Group, Inc. 3.40%, 05/15/2025	300,000	293,356
Prologis LP
3.25%, 06/30/2026	300,000	290,134
2.13%, 04/15/2027	300,000	277,345
Prudential Financial, Inc. 1.50%, 03/10/2026	400,000	373,120
Public Storage Operating Co. 0.88%, 02/15/2026	300,000	277,666
Realty Income Corp.
3.88%, 07/15/2024	296,000	293,570
3.88%, 04/15/2025	150,000	147,622
0.75%, 03/15/2026	400,000	364,360
4.13%, 10/15/2026	300,000	294,528
Royal Bank of Canada
5.75% (SOFR + 0.36%), 07/29/2024 (b)	3,200,000	3,197,523
5.69% (SOFR + 0.34%), 10/07/2024 (b)	7,461,000	7,448,552
5.83% (SOFR + 0.44%), 01/21/2025 (b)	1,000,000	997,475
6.23% (SOFR + 0.84%), 04/14/2025 (b)	1,000,000	1,001,545
Simon Property Group LP
3.75%, 02/01/2024	500,000	499,176
2.00%, 09/13/2024	350,000	342,217
3.38%, 10/01/2024	250,000	246,262
3.50%, 09/01/2025	100,000	97,743
3.30%, 01/15/2026	400,000	387,766
Societe Generale SA 6.44% (SOFR + 1.05%), 01/21/2026 (a)(b)	2,000,000	1,987,349
Truist Bank 5.60% (SOFR + 0.20%), 01/17/2024 (b)	5,900,000	5,899,091
Truist Financial Corp. 5.79% (SOFR + 0.40%), 06/09/2025 (b)	7,000,000	6,897,277
Wells Fargo & Co. 6.71% (SOFR + 1.32%), 04/25/2026 (b)	3,000,000	3,022,777
Wells Fargo Bank NA 6.15% (SOFR + 0.80%), 08/01/2025 (b)	4,000,000	4,012,032
TOTAL FINANCIAL		146,692,834

INDUSTRIAL - 1.4%
Boeing Co.
2.85%, 10/30/2024	100,000	97,831
2.50%, 03/01/2025	100,000	96,839
Burlington Northern Santa Fe LLC
3.00%, 04/01/2025	100,000	97,876
7.00%, 12/15/2025	215,000	224,740
Capital One Financial Corp. 6.75% (SOFR + 1.35%), 05/09/2025 (b)	1,000,000	999,606
Caterpillar Financial Services Corp.
2.15%, 11/08/2024	300,000	292,697
0.80%, 11/13/2025	300,000	280,170
John Deere Capital Corp.
2.65%, 06/24/2024	250,000	246,861
4.05%, 09/08/2025	300,000	297,284
0.70%, 01/15/2026	300,000	278,151
5.05%, 03/03/2026	300,000	304,615
		3,216,670

Technology - 0.7%
Apple, Inc. 3.20%, 05/13/2025	150,000	147,091
International Business Machines Corp.
3.63%, 02/12/2024	100,000	99,763
3.00%, 05/15/2024	250,000	247,778
7.00%, 10/30/2025	150,000	156,279
Intuit, Inc. 0.95%, 07/15/2025	300,000	282,799
Lam Research Corp. 3.75%, 03/15/2026	300,000	294,730
Xilinx, Inc. 2.95%, 06/01/2024	345,000	341,316
		1,569,756

Utilities - 2.3%
Arizona Public Service Co.
3.35%, 06/15/2024	350,000	346,095
3.15%, 05/15/2025	300,000	292,038
Berkshire Hathaway Energy Co. 3.50%, 02/01/2025	200,000	196,997
Commonwealth Edison Co. 3.10%, 11/01/2024	300,000	294,683
Duke Energy Progress LLC 3.25%, 08/15/2025	100,000	97,793
Entergy Arkansas LLC 3.70%, 06/01/2024	300,000	297,594
Entergy Louisiana LLC 5.40%, 11/01/2024	100,000	99,999
Georgia Power Co. 3.25%, 04/01/2026	300,000	288,481
Louisville Gas and Electric Co. 3.30%, 10/01/2025	150,000	146,452
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	300,000	289,766
4.45%, 03/13/2026	300,000	299,677
PacifiCorp 3.60%, 04/01/2024	210,000	208,881
PECO Energy Co. 3.15%, 10/15/2025	428,000	417,373
Potomac Electric Power Co. 3.60%, 03/15/2024	140,000	139,365
Public Service Electric and Gas Co.
3.75%, 03/15/2024	500,000	497,927
3.00%, 05/15/2025	175,000	170,878
0.95%, 03/15/2026	300,000	277,403
Southern California Edison Co. 1.10%, 04/01/2024	500,000	494,565
Virginia Electric and Power Co. 3.15%, 01/15/2026	300,000	290,912
Wisconsin Electric Power Co. 2.05%, 12/15/2024	350,000	340,130
TOTAL UTILITIES		5,487,009
TOTAL CORPORATE BONDS (Cost $165,750,240)		165,615,447

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%	Par	Value
Federal Home Loan Mortgage Corporation REMICS – 0.5%
Series 2091, Class PG, 6.00%, 11/15/2028	97,643	98,627
Series 2097, Class PZ, 6.00%, 11/15/2028	64,386	64,983
Series 2526, Class FI, 6.45% (30 day avg SOFR US + 1.11%), 02/15/2032 (c)	17,345	17,556
Series 2682, Class LD, 4.50%, 10/15/2033	20,170	19,915
Series 2759, Class TC, 4.50%, 03/15/2034	123,703	122,123
Series 2933, Class HD, 5.50%, 02/15/2035	2,365	2,386
Series 2989, Class TG, 5.00%, 06/15/2025	1,262	1,254
Series 3002, Class YD, 4.50%, 07/15/2025	8,189	8,083
Series 3775, Class EM, 3.50%, 11/15/2025	5,444	5,342
Series 3786, Class NA, 4.50%, 07/15/2040	9,699	9,547
Series 3970, Class HB, 3.00%, 12/15/2026	73,800	72,054
Series 4002, Class LB, 2.00%, 09/15/2041	49,077	45,722
Series 4020, Class PA, 2.75%, 03/15/2027	10,151	9,875
Series 4045, Class HC, 2.00%, 07/15/2041	1,241	1,224
Series 4171, Class NG, 2.00%, 06/15/2042	70,325	62,352
Series 4203, Class DM, 3.00%, 04/15/2033	41,153	39,914
Series 4266, Class BG, 2.50%, 04/15/2026	14,823	14,379
Series 4309, Class JD, 2.00%, 10/15/2043	11,626	10,606
Series 4311, Class TD, 2.50%, 02/15/2029	51,589	49,995
Series 4363, Class EJ, 4.00%, 05/15/2033	72,411	71,037
Series 4417, Class EG, 2.50%, 01/15/2040	55,826	54,900
Series 4453, Class DA, 3.50%, 11/15/2033	33,885	33,272
Series 4472, Class MA, 3.00%, 05/15/2045	273,470	254,507
Series 4716, Class PA, 3.00%, 07/15/2044	67,657	65,655
Series 4949, Class PM, 2.50%, 02/25/2050	156,001	130,834
		1,266,142
Federal National Mortgage Association REMICS – 0.8%
Series 2002-56, Class PE, 6.00%, 09/25/2032	48,670	49,888
Series 2003-127, Class EG, 6.00%, 12/25/2033	61,811	63,400
Series 2005-40, Class YG, 5.00%, 05/25/2025	1,511	1,501
Series 2005-48, Class AU, 5.50%, 06/25/2035	26,292	26,395
Series 2005-64, Class PL, 5.50%, 07/25/2035	6,515	6,552
Series 2005-68, Class PG, 5.50%, 08/25/2035	6,677	6,718
Series 2005-83, Class LA, 5.50%, 10/25/2035	3,106	3,146
Series 2006-57, Class AD, 5.75%, 06/25/2036	523	520
Series 2007-27, Class MQ, 5.50%, 04/25/2027	1,135	1,126
Series 2010-123, Class BP, 4.50%, 11/25/2040	58,898	57,709
Series 2010-68, Class EP, 4.50%, 12/25/2039	613	610
Series 2011-110, Class CY, 3.50%, 11/25/2026	82,140	80,383
Series 2011-146, Class LX, 3.50%, 10/25/2040	102,847	99,904
Series 2011-9, Class LH, 3.50%, 01/25/2039	12,098	12,000
Series 2012-101, Class AB, 1.50%, 06/25/2027	17,019	16,527
Series 2012-102, Class HA, 2.00%, 02/25/2042	46,928	43,043
Series 2012-134, Class VP, 3.00%, 10/25/2042	53,564	52,170
Series 2012-139, Class JA, 3.50%, 12/25/2042	161,864	151,660
Series 2012-148, Class BQ, 1.25%, 01/25/2028	43,236	41,110
Series 2012-31, Class NP, 2.00%, 04/25/2041	2,187	2,159
Series 2012-38, Class PA, 2.00%, 09/25/2041	20,049	18,370
Series 2012-66, Class HE, 1.50%, 06/25/2027	7,969	7,655
Series 2012-90, Class DA, 1.50%, 03/25/2042	24,255	21,598
Series 2013-124, Class BD, 2.50%, 12/25/2028	13,935	13,585
Series 2013-14, Class QD, 1.50%, 03/25/2043	26,115	21,937
Series 2013-18, Class PA, 2.00%, 11/25/2041	66,940	62,004
Series 2013-6, Class LD, 2.00%, 02/25/2043	33,091	28,664
Series 2013-72, Class HG, 3.00%, 04/25/2033	95,511	91,515
Series 2014-19, Class HA, 2.00%, 06/25/2040	19,404	18,347
Series 2014-8, Class DA, 4.00%, 03/25/2029	15,559	15,299
Series 2016-105, Class PA, 3.50%, 04/25/2045	157,631	151,605
Series 2016-60, Class Q, 1.75%, 09/25/2046	66,545	59,368
Series 2016-8, Class PC, 2.50%, 10/25/2044	164,252	152,109
Series 2017-77, Class BA, 2.00%, 10/25/2047	57,243	51,328
Series 2019-33, Class N, 3.00%, 03/25/2048	349,783	326,252
		1,756,157
Government National Mortgage Association REMICS – 0.2%
Series 2007-11, Class PE, 5.50%, 03/20/2037	22,541	22,733
Series 2009-10, Class DE, 5.00%, 04/16/2038	55,822	55,559
Series 2010-112, Class NG, 2.25%, 09/16/2040	61,960	56,477
Series 2012-106, Class MA, 2.00%, 11/20/2041	71,249	65,127
Series 2012-48, Class MA, 2.50%, 04/16/2042	44,355	40,137
Series 2013-56, Class AP, 2.00%, 11/16/2041	60,595	54,326
Series 2013-64, Class LP, 1.50%, 08/20/2041	104,113	93,995
Series 2013-88, Class WA, 4.65%, 06/20/2030 (c)	2,259	2,247
		390,601
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,609,126)		3,412,900

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%	Par	Value
Federal Home Loan Mortgage Corp. – 0.1%
Pool C91251, 4.50%, 06/01/2029	2,736	2,718
Pool C91281, 4.50%, 12/01/2029	5,834	5,796
Pool C91295, 4.50%, 04/01/2030	3,195	3,174
Pool J14494, 4.00%, 02/01/2026	3,158	3,121
Pool J15974, 4.00%, 06/01/2026	1,189	1,170
Pool J17508, 3.00%, 12/01/2026	15,378	14,991
Pool ZT1361, 3.00%, 05/01/2047	213,283	194,801
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	26,524	25,478
		251,249
Federal National Mortgage Association – 0.7%
Pool 256045, 5.00%, 12/01/2025	2,351	2,336
Pool 257204, 5.50%, 05/01/2028	3,978	4,006
Pool AC3237, 5.00%, 10/01/2039	17,961	18,259
Pool AD0249, 5.50%, 04/01/2037	7,885	8,123
Pool BL5531, 2.33%, 01/01/2027	600,000	563,954
Pool BP3785, 2.00%, 03/01/2036	313,407	282,898
Pool BP6567, 3.00%, 08/01/2040	141,852	129,876
Pool FM2014, 3.00%, 11/01/2049	208,403	187,748
Pool FM5719, 3.00%, 06/01/2046	304,628	280,141
Pool MA0142, 4.00%, 08/01/2029	4,426	4,344
Pool MA0919, 3.50%, 12/01/2031	188,002	181,726
		1,663,411
TOTAL U.S. AGNECY OBLIGATIONS (Cost $2,080,147)		1,914,660
U.S. TREASURY OBLIGATIONS - 8.5%	Par	Value
United States Treasury Notes
2.13%, 03/31/2024	1,250,000	1,240,054
2.00%, 04/30/2024	1,220,000	1,207,248
2.50%, 05/15/2024	1,300,000	1,287,328
0.38%, 07/15/2024	500,000	487,630
1.25%, 08/31/2024	200,000	195,108
0.38%, 09/15/2024	600,000	581,082
1.50%, 10/31/2024	300,000	291,879
1.50%, 11/30/2024	200,000	193,993
2.25%, 12/31/2024	500,000	487,688
1.75%, 12/31/2024	400,000	388,213
1.38%, 01/31/2025	575,000	554,897
2.00%, 02/15/2025	500,000	485,371
0.50%, 03/31/2025	600,000	570,574
0.38%, 04/30/2025	400,000	378,586
2.13%, 05/15/2025	800,000	774,625
0.25%, 05/31/2025	600,000	565,148
0.25%, 06/30/2025	1,000,000	939,414
2.75%, 06/30/2025	500,000	487,832
2.88%, 07/31/2025	500,000	488,145
2.00%, 08/15/2025	800,000	769,969
2.75%, 08/31/2025	500,000	486,816
2.25%, 11/15/2025	820,000	789,923
4.50%, 11/15/2025	400,000	401,398
0.38%, 01/31/2026	1,700,000	1,570,873
2.63%, 01/31/2026	200,000	193,742
6.00%, 02/15/2026	1,900,000	1,968,060
0.75%, 04/30/2026	1,000,000	925,273
0.75%, 05/31/2026	1,000,000	923,262
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,085,261)		19,634,131

SHORT-TERM INVESTMENTS - 19.1%
Money Market Funds - 17.7%	Shares
First American Government Obligations Fund - Class X, 5.25%(d)	41,023,729	41,023,729

U.S. Treasury Bills - 1.4%	Par
5.38%, 01/04/2024(e)	800,000	799,768
5.31%, 02/13/2024(e)	400,000	397,539
5.42%, 02/15/2024(e)	200,000	198,720
5.42%, 02/29/2024(e)	400,000	396,611
5.48%, 03/28/2024(e)	1,000,000	987,597
5.35%, 04/04/2024(e)	500,000	493,290
TOTAL SHORT-TERM INVESTMENTS (Cost $44,296,333)		44,297,254

TOTAL INVESTMENTS - 101.1% (Cost $235,821,107)		$234,874,392
Liabilities in Excess of Other Assets - (1.1)%		(2,582,474)
TOTAL NET ASSETS - 100.0%		$232,291,918

Percentages are stated as a percent of net assets.

PLC - Public Limited Company REMICS – Real Estate Mortgage Investment Conduits
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.
As of December 31, 2023, the value of these securities total $1,987,349 or 0.9% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.

(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(e)	The rate shown is the effective yield.

Summary of Fair Value Measurements at December 31, 2023 (Unaudited)

    The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments model-derived valuations in which all  significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs, are not available, are representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2023:

Pemberwick Fund
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$165,615,447	$–	$165,615,447
U.S. Treasury Obligations	–	19,634,131	–	19,634,131
Collateralized Mortgage Obligations	–	3,412,900	–	3,412,900
Mortgage-Backed Securities	–	1,914,660	–	1,914,660
Money Market Funds	41,023,729	–	–	41,023,729
U.S. Treasury Bills	–	3,273,525	–	3,273,525
Total Investments	$41,023,729	$193,850,663	$–	$234,874,392

Refer to the Schedule of Investments for industry classifications.